Subsequent Event - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Mar. 19, 2020	Mar. 12, 2019	Apr. 30, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Dividend record date		Apr. 05, 2019
Ex-dividend date		Apr. 04, 2019
Number of options, Granted				5,820,796
Exercise price of share options granted				$ 0.0082
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend record date	Apr. 08, 2020
Ex-dividend date	Apr. 07, 2020
Executives Share Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Options, vesting period			4 years
Number of options, Granted			3,190,296
Exercise price of share options granted			$ 0.0002
Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount dividend payable	$ 159
Dividend Paid [Member]
Subsequent Event [Line Items]
Dividend payable date		Apr. 30, 2019
Dividend Paid [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend payable date	Apr. 30, 2020
American Depository Shares [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Cash dividend amount per share		$ 0.62
American Depository Shares [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per share	$ 0.76
Common Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Cash dividend amount per share		$ 0.31
Common Stock [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per share	$ 0.38